Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Loss
The following tables set forth the computation of basic and diluted loss for the three months ended June 30, 2022 and 2021, and the six months ended June 30, 2022 and 2021:

	For The Three Months Ended June 30,
	2022		2021
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common

Net loss attributed to common stockholders	$(65,025)	$(17,278)	$(9,393)	$(21,904)
Adjustment to redemption value on Convertible Preferred Stock	—	—	—	—

Net loss attributed to common stockholders	$(65,025)	$(17,278)	$(9,393)	$(21,904)

Basic weighted average common shares outstanding	209,021,924	55,539,188	20,035,183	46,722,244
Dilutive weighted average common shares outstanding	209,021,924	55,539,188	20,035,183	46,722,244
Loss per share attributable to common stockholders:
Basic and Diluted loss per share	$(0.31)	$(0.31)	$(0.47)	$(0.47)

	For The Six Months Ended June 30,
	2022		2021
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common

Net loss attributed to common stockholders	$(132,684)	$(35,332)	$(53,144)	$(137,125)
Adjustment to redemption value on Convertible Preferred Stock	—	—	(282,587)	(729,139)

Net loss attributed to common stockholders	$(132,684)	$(35,332)	$(335,731)	$(866,264)

Basic weighted average common shares outstanding	208,569,794	55,539,188	18,131,574	46,783,559
Dilutive weighted average common shares outstanding	208,569,794	55,539,188	18,131,574	46,783,559
Loss per share attributable to common stockholders:
Basic and Diluted loss per share	$(0.64)	$(0.64)	$(18.52)	$(18.52)

	For The Year Ended December 31,
	2021		2020		2019
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common	Class A Common	Class B Common
Net loss attributed to common stockholders	$(175,951)	$(81,831)	$(8,120)	$(60,174)	$(5,989)	$(47,190)
Adjustment to redemption value on Convertible Preferred Stock	(690,559)	(321,167)	—	—	—	—
Net loss attributed to common stockholders	$(866,510)	$(402,998)	$(8,120)	$(60,174)	$(5,989)	$(47,190)
Basic weighted average common shares outstanding	110,837,016	51,548,314	6,585,392	48,801,526	5,374,543	42,349,994
Dilutive weighted average common shares outstanding	110,837,016	51,548,314	6,585,392	48,801,526	5,374,543	42,349,994
Loss per share attributable to common stockholders:
Basic and Diluted loss per share	$(7.82)	$(7.82)	$(1.23)	$(1.23)	$(1.11)	$(1.11)

Schedule of Antidilutive Shares	The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	As of June 30,
	2022		2021
	Class A Common	Class B Common	Class A Common	Class B Common

Stock options	8,166,274	—	5,993,412	—
RSUs	15,558,491	—	—	—
Convertible Preferred Stock	—	—	—	—
Warrants	—	—	15,813,829	—

Total	23,724,765	—	21,807,241	—

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive

	As of December 31,
	2021		2020		2019
	Class A Common	Class B Common	Class A Common	Class B Common	Class A Common	Class B Common
Stock options	7,310,199	—	8,546,017	—	5,821,379	—
RSUs	10,678,818	—	—	—	—	—
Convertible Preferred Stock	—	—	103,070,786	—	103,070,786	—
Warrants	—	—	480,520	—	480,520	—
RSAs	—	—	—	—	62,345	1,928,500
Total	17,989,017	—	112,097,323	—	109,435,030	1,928,500